Benefit Plans and Capital Transactions	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
BENEFIT PLANS AND CAPITAL TRANSACTIONS

NOTE 21 — BENEFIT PLANS AND CAPITAL TRANSACTIONS

(a) Employee Benefit Plans

The Company maintains qualified defined contribution 401(k) plans, which cover substantially all of its U.S. employees. Under the plans, participants are entitled to make pre-tax contributions up to the annual maximums established by the Internal Revenue Service. The plan documents permit annual discretionary contributions from the Company. Employer contributions included in continuing operations were $2,008 and $2,049 for the years ended December 31, 2024 and 2023, respectively. Employer contributions in the amount of $700 and $608 were included in discontinued operations for the years ended December 31, 2024 and 2023, respectively.

(b) Employee Stock Purchase Plan

In connection with the Purchase Plan, share based compensation was:

	Year Ended December 31,
	2024	2023
Share-based compensation expense for the Purchase Plan for continuing operations	$—	$489
Share-based compensation expense for the Purchase Plan for discontinued operations	—	136
Total share-based compensation expense for the Purchase Plan	$—	$625

As of December 31, 2024 and 2023, there were 236,949 shares reserved for issuance under the Purchase Plan.

(c) Common Stock

Since October 30, 2018, the Company’s Board of Directors has authorized annual share repurchase programs of up to $50,000 of its outstanding common shares. All share repurchases were effected on the open market at prevailing market prices or in privately negotiated transactions. During the year ended December 31, 2023, the Company repurchased 2,174,608 shares of its common stock for $69,490, which represents an average price of $31.95 per common share. The shares repurchased under the program were retired. In November 2023, the share repurchase program was reauthorized by the Board of Directors for share repurchases of up to $50,000 of the Company’s outstanding common shares and expired in October 2024. Amounts purchased prior to November 2023 relate to the previously authorized share repurchase program.

On July 28, 2023, the Company issued 2,090,909 shares of common stock through a public offering at a price of $55.00 per share for net proceeds of $114,507 after underwriting fees and costs.

(d) Preferred Stock

On October 7, 2019, the Company closed its public offering of depositary shares (the “Depositary Shares”), each representing 1/1000th of a share of 6.875% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”). The liquidation preference of each share of Series A Preferred Stock is $25,000 ($25.00 per Depositary Share). At the closing, the Company issued 2,000 shares of Series A Preferred Stock represented by 2,000,000 Depositary Shares issued. On October 11, 2019, the Company completed the sale of an additional 300,000 Depositary Shares, pursuant to the underwriters’ full exercise of their over-allotment option to purchase additional Depositary Shares. The offering of the 2,300,000 Depositary Shares generated $57,500 of gross proceeds.

During the years ended December 31, 2024 and 2023, the Company issued zero depositary shares of the Series A Preferred Stock through ATM sales. There were 2,834 shares issued and outstanding as of December 31, 2024 and 2023. Total liquidation preference for the Series A Preferred Stock as of December 31, 2024 and 2023 was $70,854. Dividends on the Series A preferred paid during the years ended December 31, 2024 and 2023 were $0.4296875 per depositary share.

On September 4, 2020, the Company issued depositary shares each representing 1/1000th of a share of 7.375% Series B Cumulative Perpetual Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has a liquidation preference of $25 per 1/1000 depositary share or $25,000 per preferred share. As a result of the offering the Company issued 1,300 shares of Series B Preferred Stock represented by 1,300,000 depositary shares. The offering resulted in gross proceeds of approximately $32,500.

During the years ended December 31, 2024 and 2023, the Company issued depositary shares equivalent to zero and 18 shares, respectively, of the Series B Preferred Stock through ATM sales. There were 1,729 shares issued and outstanding as of December 31, 2024, and 2023. Total liquidation preference for the Series B Preferred Stock as of December 31, 2024 and 2023 was $43,228. Dividends on the Series B preferred paid during the years ended December 31, 2024 and 2023 were $0.4609375 per depositary share.

The Series A Preferred Stock and the Series B Preferred Stock ranks, as to dividend rights and rights upon the Company’s liquidation, dissolution or winding up: (i) senior to all classes or series of the Company’s common stock and to all other equity securities issued by the Company other than equity securities issued with terms specifically providing that those equity securities rank on a parity with the Series A Preferred Stock or Series B Preferred Stock, (ii) junior to all equity securities issued by the Company with terms specifically providing that those equity securities rank senior to the Series A Preferred Stock and the Series B Preferred Stock with respect to payment of dividends and the distribution of assets upon the Company’s liquidation, dissolution or winding up and (iii) effectively junior to all of the Company’s existing and future indebtedness (including indebtedness convertible into our common stock or preferred stock) and to the indebtedness and other liabilities of (as well as any preferred equity interests held by others in) the Company’s existing or future subsidiaries. Generally, the Series A Preferred Stock and the Series B Preferred Stock is not redeemable by the Company prior to October 7, 2024. However, upon a change of control or delisting event, the Company will have the special option to redeem the Series A Preferred Stock and the Series B Preferred Stock.

(e) Dividends

From time to time, we may decide to pay dividends which will be dependent upon our financial condition and results of operations. During the years ended December 31, 2024 and 2023, the Company paid cash dividends on its common stock of $33,731 and $141,099, respectively. In August 2024, we announced the suspension of our common stock dividend as we prioritize reducing our debt. The declaration and payment of any future dividends or repurchases of our common stock will be made at the discretion of our Board of Directors and will be dependent upon our financial condition, results of operations, cash flows, capital expenditures, and other factors that may be deemed relevant by our Board of Directors.

A summary of our common stock dividend activity during the years ended December 31, 2024 and 2023 was as follows:

Date Declared	Date Paid	Stockholder Record Date	Amount
May 15, 2024	June 11, 2024	May 27, 2024	$0.500
February 29, 2024	March 22, 2024	March 11, 2024	0.500
November 8, 2023	November 30, 2023	November 20, 2023	1.000
July 25, 2023	August 21, 2023	August 11, 2023	1.000
May 4, 2023	May 23, 2023	May 16, 2023	1.000
February 22, 2023	March 23, 2023	March 10, 2023	1.000

Holders of Series A Preferred Stock, when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 6.875% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,718.75 or $1.71875 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October. As of December 31, 2024 and 2023, dividends in arrears in respect of the Depositary Shares were $812. On January 21, 2025, the Company announced that it had temporarily suspended dividends on its Series A Preferred Stock. Unpaid dividends will accrue until paid in full.

Holders of Series B Preferred Stock, when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 7.375% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,843.75 or $1.84375 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October. As of December 31, 2024 and 2023, dividends in arrears in respect of the Depositary Shares were $531. On January 21, 2025, the Company announced that it had temporarily suspended dividends on its Series B Preferred Stock. Unpaid dividends will accrue until paid in full.

A summary of our preferred stock dividend activity during the years ended December 31, 2024 and 2023 was as follows:

Date Declared	Date Paid	Stockholder Record Date	Preferred Dividend per Depositary Share
			Series A	Series B
October 16, 2024	October 31, 2024	October 28, 2024	$0.4296875	$0.4609375
July 9, 2024	July 31, 2024	July 22, 2024	0.4296875	0.4609375
April 9, 2024	April 30, 2024	April 22, 2024	0.4296875	0.4609375
January 9, 2024	January 31, 2024	January 22, 2024	0.4296875	0.4609375
October 10, 2023	October 31, 2023	October 23, 2023	0.4296875	0.4609375
July 11, 2023	July 31, 2023	July 21, 2023	0.4296875	0.4609375
April 10, 2023	May 1, 2023	April 21, 2023	0.4296875	0.4609375
January 9, 2023	January 31, 2023	January 20, 2023	0.4296875	0.4609375